Other liabilities - Other current liabilities (Detail) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Other liabilities [Abstract]
Accrued customer rebates that cannot be offset with accounts receivables for those customers	€ 412	€ 427
Other taxes including social security premiums	253	241
Other current liabilities	119	188
Other current non-financial liabilities	€ 785	€ 856